Appendix IV - Movement in Rights of Use (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Right of Use
Right-of-use assets, at beginning of period	€ 703,858
Additions	75,077	€ 747,843
Additions	(62,580)	(58,371)
Additions	12,497	689,502
Business combinations	19,498
Transfers	(896)	7,856
Disposals	(8,983)	(385)
Translation differences	(47,278)	6,885
Right-of-use assets, at end of period	678,696	703,858
Land and Buildings
Movement in Right of Use
Right-of-use assets, at beginning of period	685,405
Right-of-use assets, at end of period	665,002	685,405
Buildings
Movement in Right of Use
Additions	(52,774)	(49,786)
Machinery
Movement in Right of Use
Right-of-use assets, at beginning of period	4,469
Additions	(1,588)	(1,768)
Right-of-use assets, at end of period	3,671	4,469
Computer equipment
Movement in Right of Use
Right-of-use assets, at beginning of period	4,324
Additions	(3,012)	(2,204)
Right-of-use assets, at end of period	3,588	4,324
Vehicles
Movement in Right of Use
Right-of-use assets, at beginning of period	9,660
Additions	(5,206)	(4,613)
Right-of-use assets, at end of period	6,435	9,660
Gross carrying amount
Movement in Right of Use
Right-of-use assets, at beginning of period	761,547
Additions	75,077	747,873
Business combinations	19,498
Transfers	(1,893)	7,766
Disposals	(13,255)	(906)
Translation differences	(53,567)	6,814
Right-of-use assets, at end of period	787,407	761,547
Gross carrying amount | Land and Buildings
Movement in Right of Use
Right-of-use assets, at beginning of period	734,846
Additions	68,172	728,246
Business combinations	19,424
Transfers		381
Disposals	(10,935)	(531)
Translation differences	(52,387)	6,750
Right-of-use assets, at end of period	759,120	734,846
Gross carrying amount | Machinery
Movement in Right of Use
Right-of-use assets, at beginning of period	6,167
Additions	1,775	1,957
Transfers	(1,846)	4,209
Disposals	(59)
Translation differences	(130)	1
Right-of-use assets, at end of period	5,907	6,167
Gross carrying amount | Computer equipment
Movement in Right of Use
Right-of-use assets, at beginning of period	6,504
Additions	2,449	3,324
Transfers	(37)	3,156
Disposals	(347)	(4)
Translation differences	(341)	28
Right-of-use assets, at end of period	8,228	6,504
Gross carrying amount | Vehicles
Movement in Right of Use
Right-of-use assets, at beginning of period	14,030
Additions	2,681	14,346
Business combinations	74
Transfers	(10)	20
Disposals	(1,914)	(371)
Translation differences	(709)	35
Right-of-use assets, at end of period	14,152	14,030
Accumulated depreciation and amortisation
Movement in Right of Use
Right-of-use assets, at beginning of period	(57,689)
Additions	(62,580)	(58,371)
Transfers	997	90
Disposals	4,272	521
Translation differences	6,289	71
Right-of-use assets, at end of period	(108,711)	(57,689)
Accumulated depreciation and amortisation | Land and Buildings
Movement in Right of Use
Right-of-use assets, at beginning of period	(49,441)
Additions	(52,774)	(49,786)
Transfers	(2)
Disposals	2,341	287
Translation differences	5,758	58
Right-of-use assets, at end of period	(94,118)	(49,441)
Accumulated depreciation and amortisation | Machinery
Movement in Right of Use
Right-of-use assets, at beginning of period	(1,698)
Additions	(1,588)	(1,768)
Transfers	955	69
Disposals	55
Translation differences	40	1
Right-of-use assets, at end of period	(2,236)	(1,698)
Accumulated depreciation and amortisation | Computer equipment
Movement in Right of Use
Right-of-use assets, at beginning of period	(2,180)
Additions	(3,012)	(2,204)
Transfers	37	21
Disposals	347	3
Translation differences	168
Right-of-use assets, at end of period	(4,640)	(2,180)
Accumulated depreciation and amortisation | Vehicles
Movement in Right of Use
Right-of-use assets, at beginning of period	(4,370)
Additions	(5,206)	(4,613)
Transfers	7
Disposals	1,529	231
Translation differences	323	12
Right-of-use assets, at end of period	€ (7,717)	€ (4,370)